Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 1,435	[1]	€ 1,829
Additions / (redemptions)	(605)		(502)
Other changes	(52)		109
Ending balance	780		1,435	[1]
Current	520		932
Non-current	€ 260		€ 503

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.